Loans and Borrowings (Tables)	12 Months Ended
Mar. 31, 2025
Financial instruments [Abstract]
Changes in the Carrying Value of Current and Non-current Loans and Borrowings
The changes in the carrying value of the Term Facilities, current and non-current are as follows:

Term Facilities
$
Balance, March 31, 2023	38,224
Drawings	2,751
Interest accretion	23
Principal repayments	(2,749)
Balance, March 31, 2024	38,249
Transfer from Revolver	4,000
Drawings	2,824
Interest accretion	13
Debt issuance costs	(493)
Principal repayments	(2,100)
Balance, March 31, 2025	42,493
Current portion	(2,299)
Long-term portion	40,194